CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 141,341	$ 540,921	$ 0